Tax Matters - Summary of Income taxes in the consolidated statements of net (loss) income (Parenthetical) (Details)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Reconciliation Of Tax Expense Income At Applicable Tax Rate To Provision For Income Taxes [Abstract]
Applicable tax rate	25.00%	25.00%	25.00%